Related Party (Details) - USD ($)		3 Months Ended		12 Months Ended
	May 15, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 16, 2026	May 15, 2026	Jan. 25, 2023
Related Party
Proceeds from related party towards future operating expenses					$ 127,710
Proceeds from related party towards operating expenses		$ 0		$ 192,184	$ 18,612
Balance due to related party, extensible enumeration		Related party		Related party	Related party
Proceeds from loan payable, related party			$ 120,000	$ 190,000	$ 110,000
IDoc Virtual Telehealth Solutions, Inc.
Related Party
Balance due to related party, extensible enumeration				Related party	Related party
Proceeds from loan payable, related party	$ 200,000			$ 200,000
Original issue discount (in percent)						0.00%	0.00%
Principal balance		$ 200,000		200,000				$ 110,000
Accrued interest included within accounts payable and accrued liabilities		0		0
Default interest rate (in percent)	80.00%
Auto lease payments			47,945	76,009	$ 82,568
CEO
Related Party
Proceeds from loan payable, related party					110,000
CEO | IDoc Virtual Telehealth Solutions, Inc.
Related Party
Proceeds from related party towards future operating expenses		39,670		136,981	146,684
Proceeds from related party towards operating expenses		0		192,184	18,612
Balance due from related party		1,047,771		1,008,101	678,936
Auto lease payments				32,450	59,100
Office lease payments		$ 30,000	$ 48,000	$ 186,000	$ 162,000